TAXES (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
TAXES
Income tax rate (%)	25.00%	25.00%	25.00%
Income tax provision	$ 1,049,179	$ 677,421	$ 537,771
HNTE Income tax rate	15.00%
Reduction in income taxes due to impact of tax holidays and exemptions	$ 510,152	$ 497,396	$ 413,403
Benefit of tax holidays on net income per share	$ 0.03	$ 0.02	$ 0.02
Xihang
TAXES
HNTE Income tax rate	15.00%
Income tax, HNTE status period	3 years
YSX Network
TAXES
HNTE Income tax rate	15.00%
Income tax, HNTE status period	3 years
First five years | Xinjiang YSX and its subsidiaries
TAXES
Income tax exemption period	5 years
After five years | Xinjiang YSX
TAXES
Income tax rate (%)	15.00%
After five years | Chuangzhan
TAXES
Income tax rate (%)	15.00%
Minimum | After five years
TAXES
Income tax rate (%)	10.00%
Maximum | After five years
TAXES
Income tax rate (%)	15.00%
Hong Kong
TAXES
Income tax rate (%)	16.50%
Income tax provision	$ 0	$ 0	$ 0
China
TAXES
Income tax rate (%)	25.00%